PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2017
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

(7)PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	March 31,
	2016	2017
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	27,972,606	28,964,985
Furniture, fixtures and office equipment	2,358,500	2,471,985
Software	15,833,639	15,994,016
Motor vehicles	2,401,570	2,767,358
Leasehold improvements	16,118,799	16,412,286

	117,734,327	119,659,843
Less: accumulated depreciation and amortization	(60,504,600)	(67,790,929)

Property and equipment, net	57,229,727	51,868,914

Total depreciation expense recognized for the years ended March 31, 2015, 2016 and 2017 is allocated to the following expense items:

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB

Cost of revenues	2,218,458	2,923,170	3,283,130
Research and development	199,886	879,228	1,064,370
Sales and marketing	464,404	514,458	601,509
General and administrative	4,162,029	4,101,778	3,743,084

Total depreciation expense	7,044,777	8,418,634	8,692,093